Debt	3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2016	Jul. 31, 2015
Debt
Debt

Short-term borrowings

Ferrellgas, L.P. classified a portion of its secured credit facility borrowings as short-term because it was used to fund working capital needs that management had intended to pay down within the 12 month period following each balance sheet date. As of October 31, 2015 and July 31, 2015, $95.4 million and $75.3 million, respectively, were classified as short-term borrowings. For further discussion see the secured credit facility section below.

Secured credit facility

As of October 31, 2015, Ferrellgas, L.P. had total borrowings outstanding under its secured credit facility of $250.2 million, of which $154.8 million was classified as long-term debt. As of July 31, 2015, Ferrellgas, L.P. had total borrowings outstanding under its secured credit facility of $211.4 million, of which $136.1 million was classified as long-term debt. Borrowings outstanding at October 31, 2015 and July 31, 2015 under the secured credit facility had weighted average interest rates of 3.3% and 3.5%, respectively.

The obligations under this credit facility are secured by substantially all assets of Ferrellgas, L.P., the general partner and certain subsidiaries of Ferrellgas, L.P. but specifically excluding (a) assets that are subject to Ferrellgas, L.P.’s accounts receivable securitization facility, (b) the general partner’s equity interest in Ferrellgas Partners and (c) equity interest in certain unrestricted subsidiaries. Such obligations are also guaranteed by the general partner and certain subsidiaries of Ferrellgas, L.P.

Letters of credit outstanding at October 31, 2015 totaled $71.5 million and were used primarily to secure insurance arrangements and to a lesser extent, product purchases. Letters of credit outstanding at July 31, 2015 totaled $61.2 million and were used primarily to secure insurance arrangements and, to a lesser extent, product purchases. At October 31, 2015, Ferrellgas, L.P. had remaining letter of credit capacity of $128.5 million. At July 31, 2015 Ferrellgas, L.P. had remaining letter of credit capacity of $138.8 million.

Debt

Short-term borrowings

Ferrellgas, L.P. classified a portion of its secured credit facility borrowings as short-term because it was used to fund working capital needs that management had intended to pay down within the 12 month period following each balance sheet date. As of January 31, 2016 and July 31, 2015, $86.2 million and $75.3 million, respectively, were classified as short-term borrowings. For further discussion see the secured credit facility section below.

Secured credit facility

As of January 31, 2016, Ferrellgas, L.P. had total borrowings outstanding under its secured credit facility of $311.6 million, of which $225.4 million was classified as long-term debt. As of July 31, 2015, Ferrellgas, L.P. had total borrowings outstanding under its secured credit facility of $211.4 million, of which $136.1 million was classified as long-term debt. Borrowings outstanding at January 31, 2016 and July 31, 2015 under the secured credit facility had weighted average interest rates of 3.7% and 3.5%, respectively.

The obligations under this credit facility are secured by substantially all assets of Ferrellgas, L.P., the general partner and certain subsidiaries of Ferrellgas, L.P. but specifically excluding (a) assets that are subject to Ferrellgas, L.P.’s accounts receivable securitization facility, (b) the general partner’s equity interest in Ferrellgas Partners and (c) equity interest in certain unrestricted subsidiaries. Such obligations are also guaranteed by the general partner and certain subsidiaries of Ferrellgas, L.P.

Letters of credit outstanding at January 31, 2016 totaled $72.0 million and were used primarily to secure insurance arrangements and to a lesser extent, product purchases. Letters of credit outstanding at July 31, 2015 totaled $61.2 million and were used primarily to secure insurance arrangements and, to a lesser extent, product purchases. At January 31, 2016, Ferrellgas, L.P. had remaining letter of credit capacity of $128.0 million. At July 31, 2015 Ferrellgas, L.P. had remaining letter of credit capacity of $138.8 million.

Debt

Short-term borrowings

Ferrellgas, L.P. classified a portion of its secured credit facility borrowings as short-term because it was used to fund working capital needs that management had intended to pay down within the 12 month period following each balance sheet date. As of July 31, 2015 and 2014, $75.3 million and $69.5 million, respectively, were classified as short-term borrowings. For further discussion see the secured credit facility section below.

Long-term debt

Long-term debt consists of the following:

	2015	2014
Senior notes
Fixed rate, 6.50%, due 2021 (1)	$500,000	$500,000
Fixed rate, 6.75%, due 2023 (3)	500,000	—
Fixed rate, 6.75%, due 2022, net of unamortized premium of $4,906 and $5,863 at 2015 and 2014, respectively (2)	479,906	480,863
Fair value adjustments related to interest rate swaps	876	(2,534)

Secured credit facility
Variable interest rate, expiring October 2018 (net of $75.3 million and $69.5 million classified as short-term borrowings at July 31, 2015 and 2014, respectively)	136,081	123,781

Notes payable
9.5% and 8.8% weighted average interest rate at July 31, 2015 and 2014, respectively, due 2015 to 2022, net of unamortized discount of $1,914 and $2,239 at July 31, 2015 and 2014, respectively	9,181	11,727
	1,626,044	1,113,837
Less: current portion, included in other current liabilities on the consolidated balance sheets	3,652	3,623
Long-term debt	$1,622,392	$1,110,214

(1)
During November 2010, Ferrellgas, L.P. issued $500.0 million in aggregate principal amount of new 6.50% senior notes due 2021 at an offering price equal to par. These notes are general unsecured senior obligations of Ferrellgas, L.P. and are effectively junior to all future senior secured indebtedness of Ferrellgas, L.P., to the extent of the value of the assets securing the debt, and are structurally subordinated to all existing and future indebtedness and obligations of Ferrellgas, L.P. The senior notes bear interest from the date of issuance, payable semi-annually in arrears on May 1 and November 1 of each year. The outstanding principal amount is due on May 1, 2021. Ferrellgas, L.P. would incur prepayment penalties if it were to repay the notes prior to 2019.

(2)
During November 2013, Ferrellgas, L.P. issued $325.0 million in aggregate principal amount of 6.75% senior notes due 2022 at an offering price equal to par. Ferrellgas, L.P. received $319.3 million of net proceeds after deducting underwriters' fees. Ferrellgas, L.P. used the net proceeds to redeem all of its $300.0 million 9.125% fixed rate senior notes due October 1, 2017. Ferrellgas, L.P. used the remaining proceeds to pay the related $14.7 million make whole and consent payments, $3.3 million in interest payments and to reduce outstanding indebtedness under the secured credit facility. This redemption also resulted in $6.0 million of non-cash write-offs of unamortized debt discount and related capitalized debt costs. The make whole and consent payments and the non-cash write-offs of unamortized debt discount and related capitalized debt costs are classified as loss on extinguishment of debt. During June 2014, Ferrellgas, L.P. issued an additional $150.0 million in aggregate principal amount of 6.75% senior notes due 2022 at an offering price equal to 104% of par. Ferrellgas, L.P. used the net proceeds for general corporate purposes, including to repay indebtedness under its secured credit facility and to pay related transaction fees and expenses.

(3)
During June 2015, Ferrellgas, L.P. issued $500.0 million in aggregate principal amount of 6.75% senior notes due 2023 at an offering price equal to par. The senior notes bear interest from the date of issuance, payable semi-annually in arrears on June 15 and December 15 of each year. The outstanding principal amount is due on June 15, 2023. Ferrellgas, L.P. would incur prepayment penalties if it were to repay the notes prior to 2021. Ferrellgas, L.P. received $491.3 million of net proceeds after deducting underwriters' fees. Ferrellgas, L.P. used the net proceeds to fund a portion of the cash portion of the consideration for the acquisition of the outstanding membership interests in Bridger Logistics, LLC and its subsidiaries with remaining amounts being used to repay outstanding borrowing under the secured credit facility after the closing of the acquisitions.

Secured credit facility

During October 2013, Ferrellgas, L.P. executed a second amendment to its secured credit facility. This amendment extended the maturity date to October 2018, increased the size of the facility from $400.0 million to $500.0 million with no change to the size of the letter of credit sublimit which remains at $200.0 million and decreased interest rates by 0.25%. Ferrellgas, L.P. incurred a loss on extinguishment of debt of $0.3 million related to the writeoff of capitalized financing costs.

During June 2014, Ferrellgas, L.P. executed a third amendment to its secured credit facility to better facilitate its strategic focus on further business diversification. Immediately following the amendment, Ferrellgas, L.P. increased the size of this facility from $500.0 million to $600.0 million with no change to the size of the letter of credit sublimit which remains at $200.0 million. This amendment did not change the interest rate or the maturity date of the secured credit facility which remains at October 2018. Borrowings under this amended facility are available for working capital needs, capital expenditures and other general partnership purposes, including the refinancing of existing indebtedness.

During June 2015, Ferrellgas, L.P. executed a fourth amendment to its secured credit facility to administer certain technical revisions in order to facilitate the Bridger Logistics Acquisition and related funding. This amendment did not change the terms or maturity date of the secured credit facility.

The secured credit facility contains various affirmative and negative covenants and default provisions, as well as requirements with respect to the maintenance of specified financial ratios and limitations on the making of loans and investments.

As of July 31, 2015, Ferrellgas, L.P. had total borrowings outstanding under its secured credit facility of $211.4 million, of which $136.1 million was classified as long-term debt. As of July 31, 2014, Ferrellgas, L.P. had total borrowings outstanding under its secured credit facility of $193.3 million, of which $123.8 million was classified as long-term debt.

Borrowings outstanding at July 31, 2015 and 2014 under the secured credit facility had a weighted average interest rate of 3.5% and 3.4%, respectively. All borrowings under the secured credit facility bear interest, at Ferrellgas, L.P.’s option, at a rate equal to either:

•
for Base Rate Loans or Swing Line Loans, the Base Rate, which is defined as the higher of i) the federal funds rate plus 0.50%, ii) Bank of America’s prime rate; or iii) the Eurodollar Rate plus 1.00%; plus a margin varying from 0.75% to 1.75% (as of July 31, 2015 and 2014, the margin was  1.50% and 1.25%, respectively); or

•
for Eurodollar Rate Loans, the Eurodollar Rate, which is defined as the LIBOR Rate plus a margin varying from 1.75% to 2.75% (as of July 31, 2015 and 2014, the margin was 2.50% and 2.25%, respectively).

As of July 31, 2015, the federal funds rate and Bank of America’s prime rate were 0.14% and 3.25%, respectively. As of July 31, 2014, the federal funds rate and Bank of America’s prime rate were 0.09% and 3.25%, respectively. As of July 31, 2015, the one-month and three-month Eurodollar Rates were 0.19% and 0.33%, respectively. As of July 31, 2014, the one-month and three-month Eurodollar Rates were 0.17% and 0.24%, respectively.

In addition, an annual commitment fee is payable at a per annum rate range from 0.35% to 0.50% times the actual daily amount by which the facility exceeds the sum of (i) the outstanding amount of revolving credit loans and (ii) the outstanding amount of letter of credit obligations.

The obligations under this credit facility are secured by substantially all assets of Ferrellgas, L.P., the general partner and certain subsidiaries of Ferrellgas, L.P. but specifically excluding (a) assets that are subject to Ferrellgas, L.P.’s accounts receivable securitization facility, (b) the general partner’s equity interest in Ferrellgas Partners and (c) equity interest in certain unrestricted subsidiaries. Such obligations are also guaranteed by the general partner and certain subsidiaries of Ferrellgas, L.P.

Letters of credit outstanding at July 31, 2015 totaled $61.2 million and were used primarily to secure insurance arrangements and to a lesser extent, commodity hedges and product purchases. Letters of credit outstanding at July 31, 2014 totaled $56.3 million and were used primarily to secure insurance arrangements and to a lesser extent, product purchases. At July 31, 2015, Ferrellgas, L.P. had available letter of credit remaining capacity of $138.8 million. At July 31, 2014 Ferrellgas, L.P. had available letter of credit remaining capacity of $143.7 million. Ferrellgas, L.P. incurred commitment fees of $1.5 million, $1.2 million and $0.9 million in fiscal 2015, 2014 and 2013, respectively.

Interest rate swaps

In May 2012, Ferrellgas, L.P. entered into a $140.0 million interest rate swap agreement to hedge against changes in fair value on a portion of its $300.0 million 9.125% fixed rate senior notes due 2017. Ferrellgas, L.P. received 9.125% and paid one-month LIBOR plus 7.96%, on the $140.0 million swapped. In October 2013, this interest rate swap was terminated. As a result, the operating partnership discontinued hedge accounting treatment for this agreement at a cost of $0.2 million, which was classified as loss on extinguishment of debt when the related senior notes were redeemed as discussed above. The operating partnership accounted for this agreement as a fair value hedge. In May 2012, Ferrellgas, L.P. also entered into a $140.0 million interest rate swap agreement to hedge against changes in fair value on a portion of its $500.0 million 6.5% fixed rate senior notes due 2021. Ferrellgas, L.P. receives 6.5% and pays a one-month LIBOR plus 4.715%, on the $140.0 million swapped. The operating partnership accounts for this agreement as a fair value hedge.

In May 2012, Ferrellgas, L.P. entered into a forward interest rate swap agreement to hedge against variability in forecasted interest payments on Ferrellgas, L.P.’s secured credit facility and collateralized note payable borrowings under the accounts receivable securitization facility. From August 2015 through July 2017, Ferrellgas, L.P. will pay 1.95% and receive variable payments based on one-month LIBOR for the notional amount of $175.0 million. From August 2017 through July 2018, Ferrellgas, L.P. will pay 1.95% and receive variable payments based on one-month LIBOR for the notional amount of $100.0 million. Ferrellgas, L.P. accounts for this agreement as a cash flow hedge.

Covenants

The senior notes and the credit facility agreement contain various restrictive covenants applicable to Ferrellgas, L.P. and its subsidiaries, the most restrictive relating to additional indebtedness. The only restriction that prohibits Ferrellgas, L.P. from making cash distributions, advances or loans of the minimum quarterly distribution is if a default or event of default exists or would exist upon making such distribution, advances or loans, or if Ferrellgas, L.P. fails to meet certain coverage tests. As of July 31, 2015, Ferrellgas, L.P. is in compliance with all requirements, tests, limitations and covenants related to these debt agreements. At July 31, 2015, Ferrellgas, L.P. has no restricted net assets. Other than the senior notes and the credit facility agreement, there are no other agreements which restrict Ferrellgas, L.P.'s subsidiaries ability to transfer funds to Ferrellgas, L.P. in the form of cash dividends, loans or advances.

The scheduled annual principal payments on long-term debt are as follows:

For the year ending July 31,	Scheduled annual principal payments
2016	$3,652
2017	3,241
2018	1,719
2019	1,204
2020	136,429
Thereafter	1,475,931
Total	$1,622,176